TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
Share-based compensation expenses	0.10%	1.10%	6.60%
Change in fair value of convertible senior notes and capped call options	0.60%	0.00%	0.00%
Accrued payroll and welfare expenses	0.50%	4.20%	13.40%
Change of enacted tax rate	0.70%	(3.20%)	(12.10%)
Other tax preferences	(7.00%)	(19.50%)	(42.30%)
Difference in tax rate of subsidiaries outside the PRC	4.50%	0.60%	7.50%
Effect of tax holiday for subsidiaries	(4.60%)	(14.00%)	(8.80%)
Change in valuation allowance	2.40%	6.90%	13.80%
Effective tax rate	22.20%	1.10%	3.10%